Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net

12 Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31
	2020	2021
	RMB	RMB

Bikes and e‑bikes	9,773,868	11,774,212
Vehicles	3,372,391	3,538,274
Computers and equipment	2,603,896	3,723,744
Leasehold improvement	522,789	644,251
Construction in progress	386,590	393,540
Others	42,417	35,057
Total	16,701,951	20,109,078
Less: Accumulated depreciation	(5,898,422)	(8,960,129)
Less: Accumulated impairment loss	(1,043,811)	(3,148,731)
Property and equipment, net	9,759,718	8,000,218

Depreciation expenses recognized for the years ended December 31, 2019, 2020 and 2021 were RMB1,902,567, RMB3,275,144, and RMB4,220,521, respectively.

12 Property and equipment, net (Continued)

For the years ended December 31, 2019, 2020 and 2021, the impairment losses for property and equipment were RMB125,134, RMB855,988 and RMB2,247,738, respectively. For the year ended December 31, 2020, the impairment charge of RMB751,065 on the vehicles leased to drivers in the PRC was mainly caused by the adverse impact of the COVID-19 pandemic on the Group’s China Mobility business. For the year ended December 31, 2021, the impairment charge of RMB2,164,409 on bikes and e-bikes was mainly caused by the adverse change in the operating and financial performance of the Group’s bikes and e-bikes business during the third quarter of 2021.